Identified Intangible Assets - Summary of Identified Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 9,978	$ 1,866
Accumulated amortization	(1,188)	(1,293)	$ (1,942)
In-Process Research and Development [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount	2,016
Accumulated amortization	0	0
Marketing-related [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount	119	17
Accumulated amortization	(18)	(16)
Customer-related [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount	1,287	400
Accumulated amortization	(224)	(223)
Technology-Based Intangible Assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount	6,410	1,298
Accumulated amortization	(841)	(968)
Other Intangible Assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount	9,832	1,715
Accumulated amortization	(1,083)	(1,207)	(1,848)
Software [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount	146	151
Accumulated amortization	$ (105)	$ (86)	$ (94)